Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0000887153
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-11176
Entity Registrant Name	GRUPO SIMEC, S.A.B. de C.V.
Entity Incorporation, State or Country Code	2P
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601 Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Title of 12(b) Security	American Depositary Shares (each representing three Series B shares) Series B Common Stock
Trading Symbol	SIM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	461,004,869
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (“Amendment No. 1”) amends the Annual Report on Form 20-F of Grupo Simec, S.A.B. de C.V. (“Simec,” “we,” or the “Company”) for the fiscal year ended December 31, 2024, filed with the Securities and Exchange Commission on May 15, 2025 (the “Original Form 20-F”). Unless otherwise indicated or unless the context otherwise requires, all references herein to this Annual Report on Form 20-F, this Form 20-F, this Annual Report and similar names refer to the Original Form 20-F, as amended by this Amendment No. 1.This Amendment No. 1 is being filed in response to comments received from the Staff of the Securities and Exchange Commission (the “SEC”) in letters dated August 19, 2025 and September 17, 2025, requesting that the Company amend its Form 20-F to provide separate conclusions by the Company’s principal executive and principal financial officers regarding the effectiveness of (i) disclosure controls and procedures and (ii) internal control over financial reporting as of December 31, 2024, as required by Item 15(a) of Form 20-F.Accordingly, this Amendment No. 1 solely amends Part II - Item 15A. Controls and Procedures – Disclosure Control and Procedures of the Original Form 20-F. In connection with this amendment, the Company is also including currently dated certifications from its Chief Executive Officer and Chief Financial Officer as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. These certifications are filed as Exhibits 12.1, 12.2 and 13.1 to this Amendment No. 1.This Amendment No. 1 does not reflect any changes to the consolidated financial statements included in the Original Form 20-F, nor does it amend, update or modify any other information or disclosures contained therein. Except as expressly set forth herein, this Amendment No. 1 speaks as of the date of the filing of the Original Form 20-F.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Contact Personnel Name	Mario Moreno Cortez
City Area Code	5233
Local Phone Number	3770-6700
Contact Personnel Email Address	E-mail: mmoreno@gruposimec.com.mx